SHARE BASED AND OTHER COMPENSATION (Details 1) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholder's Equity:
Common stock issued for directors' fees		$ 85	$ 215
Common stock issued for officer and board compensation		120	0
Stock based compensation for vesting of restricted stock		0	469
Stock based compensation for issuance of stock options		4,475	2,191
Stock based compensation for issuance of restricted stock		2,398	0
Common stock for drilling services	$ 97	0	150
Fair value of warrants issued for professional services		0	425
Total non-cash compensation in Statement of Changes in Stockholders’ Equity		$ 7,078	$ 3,450